Annual Fund Operating Expenses - Oakhurst Strategic Defined Risk Fund	Aug. 27, 2025
Oakhurst Strategic Defined Risk Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	1.58%
Oakhurst Strategic Defined Risk Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.09%	[2]
Expenses (as a percentage of Assets)	1.83%

[1]	Shareholder Servicing Fee has been restated to reflect estimated amounts for the current fiscal year. Actual Shareholder Servicing Fee for the fiscal year ended April 30, 2025 was less than 0.01%. Accordingly, the operating expenses in this fee table will not correlate to the ratio of expenses to average net assets included in the financial highlights, which reflects the operating expenses of the Fund and does not include available but unused Shareholder Servicing Fees.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.